UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22875

Bluestone Community Development Fund

(Exact name of registrant as specified in charter)

37 West Avenue, Suite 301

Wayne, Pennsylvania 19087

(Address of principal executive offices) (Zip code)

Lee A. Calfo

Bluestone Community Development Fund

37 West Avenue, Suite 301

Wayne, PA 19087

(Name and address of agent for service)

Registrant's telephone number, including area code: (610) 337-6500

Date of fiscal year end: June 30

Date of reporting period: September 30, 2019

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Bluestone Community Development Fund

SCHEDULE OF INVESTMENTS

September 30, 2019 (Unaudited)

Description, State(a), Acquisition Date	Stated Interest Rate	Effective Interest Rate		Maturity	Cost	Principal	Fair Value
504 First Lien Loans(b) — 77.09%
Hospitality Properties — 15.56%
McDonough Hospitality Plaza, LLC, Georgia, 12/14/2016	6.500% (6.500% Fixed)	5.250	%(c)	9/5/2024	$4,502,077	$4,500,000	$4,706,280
Moses Lake Investors, LLC, Washington, 9/18/2014(d)	Prime + 2.250% (5.500% Floor)	7.750%		10/1/2039	938,535	905,054	915,281
Vaibhav Laxmi, Inc., Illinois, 8/14/2015	5 Year Libor + 4.750% (6.500% Floor)	6.000	%(c)	9/1/2026	1,585,826	1,585,745	1,410,854
Total Hospitality Properties							7,032,415
Multi-Purpose Properties — 61.53%
1250 Philadelphia, LLC, California, 10/3/2014	5 Year Libor + 4.000% (5.930% Floor)	5.930%		10/15/2039	2,380,885	2,298,825	2,396,916
413 East 53rd Street, LLC, New York, 2/4/2014	3 Year Libor + 4.170% (4.950% Floor)	6.187%		2/1/2044	1,608,147	1,583,295	1,611,746
7410-7428 Bellaire, LLC, California, 8/22/2014	5 Year Libor + 4.000% (5.780% Floor)	5.780%		9/15/2039	2,276,793	2,198,944	2,100,475
77 West Mount Pleasant Avenue, LLC, New Jersey, 4/30/2015	3 Year Libor + 4.000% (5.125% Floor)	6.836%		5/1/2040	317,311	303,915	309,227
AKT Elevon Partners, LLC, California, 9/17/2015	5 Year Libor + 3.880% (5.700% Floor)	4.970	%(c)	10/1/2045	4,058,961	4,061,366	4,065,793
Anthony Ghostine, Kristina J. Ghostine, California, 12/1/2014	3 Year Libor + 5.150% (6.300% Floor)	6.020	%(c)	12/1/2044	340,067	340,067	336,683
CBERT Williston, LLC, North Dakota, 9/18/2015	5 Year Libor + 4.250% (5.132% Floor)	6.450%		1/1/2038	1,187,633	1,152,998	806,476
CV Investment Properties, LLC, Arizona, 5/29/2014	5 Year Libor + 4.750% (6.000% Floor)	7.821%		10/30/2038	608,261	579,480	619,824
Grigorian Investments, LLC, California, 9/2/2014	5 Year Libor + 4.500% (6.330% Floor)	6.330%		9/15/2039	507,267	493,405	509,051
Marcus D. Chu, Tracey Chu, California, 3/13/2015	5 Year Libor + 4.750% (6.586% Floor)	6.586%		3/10/2040	1,702,289	1,625,976	1,678,804
Mariano D. Cibran, Florida, 5/23/2016	3 Year Libor + 5.160% (6.160% Floor)	6.240%		6/1/2046	1,267,348	1,227,328	1,240,792
Palomar Oaks Corp., California, 1/30/2014	5 Year Libor + 4.500% (6.280% Floor)	7.180%		2/1/2039	1,249,120	1,228,223	1,265,487
Rayr Holdings, LLC, California, 7/31/2015	3 Year Libor + 5.775% (7.025% Floor)	8.628%		7/1/2045	930,544	887,020	915,786
Ruby View Investments, LLC, Nevada, 5/15/2014	5 Year Libor + 4.000% (6.500% Floor)	6.500%		6/26/2037	1,951,123	1,869,904	1,938,885

Bluestone Community Development Fund

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Description, State(a), Acquisition Date (continued)	Stated Interest Rate	Effective Interest Rate		Maturity	Cost	Principal	Fair Value
Multi-Purpose Properties (continued)
Rug Palace, Inc. dba Rug Palace Expo, California, 2/27/2014	Prime + 2.250% (5.500% Floor)	6.620%		2/15/2044	$647,750	$647,750	$639,634
SGLP Enterprises, LLC, Smokin' Guns BBQ & Catering, Inc., Missouri, 3/18/2016	1 Month Libor + 4.500%	6.570%		9/12/2023	606,503	600,985	605,529
Shiv Shakti Investments, LLC, Georgia, 6/20/2017	6.500% (6.500% Fixed)	5.250	%(c)	12/15/2024	1,752,726	1,750,000	1,802,412
South Washington Street Realty, LLC, Indiana, 7/21/2016	3 Year Libor + 5.160% (5.910% Floor)	6.990%		7/1/2046	282,043	272,579	279,314
Stanley Avenue Realty, LLC, New York, 9/17/2014	4 Year Libor + 3.720% (5.370% Floor)	6.073%		9/15/2044	1,802,490	1,802,426	1,859,112
Storage Fit, LLC, Texas, 2/12/2015	5 Year Libor + 5.750% (7.390% Floor)	5.140	%(c)	3/1/2045	400,896	401,225	397,899
Watson Kellogg Property, LLC, Idaho, 2/9/2015	5 Year Libor + 4.250% (5.700% Floor)	5.920%		6/1/2040	626,287	600,897	622,956
Watson Osburn Property, LLC, Idaho, 2/9/2015	5 Year Libor + 4.250% (5.700% Floor)	5.880%		6/1/2040	500,777	479,733	497,032
ZC Park, LLC, Arizona, 10/17/2014	5 Year Libor + 4.000% (5.880% Floor)	5.880%		10/15/2044	1,313,394	1,255,783	1,301,933
Total Multi-Purpose Properties							27,801,766
Total 504 First Lien Loans (identified cost of $35,345,053)							$34,834,181

	Shares	Fair Value
Short-Term Investments — 22.51%
Morgan Stanley Liquidity Fund - Institutional Class, 1.82%(e)	10,174,854	$10,174,854
Total Short-Term Investments (Cost $10,174,854)		10,174,854
Total Investments — 99.60% Cost ($45,519,907)		45,009,035
Other Assets in Excess of Liabilities — 0.40%		178,524
TOTAL NET ASSETS — 100.00%		$45,187,559

(a)	The states listed correspond to the location of the underlying collateral of the 504 First Lien Loan, which may differ from the location of the borrower.

(b)	504 First Lien Loans are restricted as to resale. The cost and fair value as of September 30, 2019 was $35,345,053 and $34,834,181, respectively. Fair value is determined using significant unobservable inputs.

Bluestone Community Development Fund

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

(c)	The effective rate is net of a sub-servicing fee collected on the 504 First Lien Loan by the selling agent. As a result, the effective rate may be less than the 504 First Lien Loan floor rate.

(d)	Represents an investment in the 504 First Lien Loan through a participation agreement with a financial institution. A participation agreement typically results in a contractual relationship only with a financial institution, not with the borrower.

(e)	The rate shown is the annualized 7-day yield as of September 30, 2019.

See accompanying notes to schedule of investments.

Investment Valuation – Investments for which market quotations are readily available are valued at current fair value, and all other investments are valued at fair value as determined in good faith by the Board of Trustees (the “Board”) of the Bluestone Community Development Fund (the “Fund”) in accordance with the policies and procedures (the “Valuation Procedures”) adopted by the Board. The Board has a standing valuation committee (the “Valuation Committee”) that is composed of members of the Adviser, the Board chairman and the Fund’s other officers, as appointed by the Board. The Valuation Committee operates under the Valuation Procedures approved by the Board. The Fund’s Valuation Committee makes quarterly reports to the Board concerning investments for which market quotations are not readily available. Investments in money market funds (short term investments) are valued at the closing NAV per share.

Fair Value Measurements – Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date.

•	Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following table sets forth information about the levels within the fair value hierarchy at which the Fund’s investments are measured as of September 30, 2019:

	Level 1	Level 2	Level 3	Total
Hospitality Properties	$-	$-	$7,032,415	$7,032,415
Multi-purpose Properties	-	-	27,801,766	27,801,766
Short-Term Investment	10,174,854	-	-	10,174,854
Total	$10,174,854	$-	$34,834,181	$45,009,035

*	For the period ended September 30, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

Should a transfer between Levels occur, it is the Fund’s Policy to recognize transfers in and out of all Levels at the end of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments	Balance as of June 30, 2019	Purchase and funding of investments	Proceeds from principal payments*	Net realized gain on investments	Net change in unrealized appreciation (depreciation) on investments	Amortization of discount and premium	Balance as of September 30, 2019
Hospitality Properties[1]	$7,169,553	$-	$(8,162)	$-	$(128,707)	$(269)	$7,032,415
Multipurpose Properties[2]	27,696,160	-	(147,885)	-	257,703	(4,212)	27,801,766
Total Investments	$34,865,713	$-	$(156,047)	$-	$128,996	$(4,481)	$34,834,181

*	Inclusive of net realized paydown losses.
[1]	Change in unrealized depreciation from Hospitality Properties held at September 30, 2019 is $(128,707).
[2]	Change in unrealized appreciation from Multi-Purpose Properties held at September 30, 2019 is $257,703.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of September 30, 2019:

Type of Level 3 Investment	FairValue as of September 30, 2019	Valuation Technique	Unobservable Inputs	Weighted Average	Range	Impact to Fair Value from an Increase in Input
Hospitality Properties	$7,032,415	Discounted Cash Flows	Purchase Price	$100.52	$100 - 104	Decrease**
			Debt Service Coverage Ratio	1.73	1.34-1.90	N/A*
			Effective Loan to Value Ratio	45.53%	42% - 53%	Decrease
			Average Personal Credit Score	732	687-761	N/A*

Multipurpose Properties	27,801,766	Discounted Cash Flows	Purchase Price	$102.60	$100 - 105	Decrease**
			Debt Service Coverage Ratio	1.61	0.78 - 4.29	N/A*
			Effective Loan to Value Ratio	54.02%	39% - 115.3%	Decrease
			Average Personal Credit Score	758	685 - 819	N/A*

Total Level 3 Investments	$34,834,181

*	A decrease in the input would result in a decrease in fair value.
**	An increase in the spread from the Fund's purchase price to the benchmark utilized within the fair value methodology would result in a decrease in fair value.

Federal Income Taxes

At September 30, 2019, gross unrealized appreciation and depreciation of investments owned by the fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$45,519,907

Gross unrealized appreciation	$366,689
Gross unrealized depreciation	(877,561)

Net unrealized appreciation/(depreciation) on investments	$(510,872)

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bluestone Community Development Fund

By (Signature and Title)	/s/ Lee A. Calfo
Lee A. Calfo, President
(principal executive officer)

Date	November 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Lee A. Calfo
Lee A. Calfo, President
(principal executive officer)

Date	November 25, 2019

By (Signature and Title)	/s/ Joseph Gladue
Joseph Gladue, Treasurer
(principal financial officer)

Date	November 25, 2019